MARKET RISK BENEFITS - Schedule of Net Balance of Market Risk Benefit Asset and Liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Market Risk Benefit [Roll Forward]
Balance, beginning of period	$ 3,362	$ 2,799
Balance, beginning of period, before effect of changes in the instrument-specific credit risk	3,349	2,549
Issuances	(5)	(6)
Interest accrual	79	70
Attributed fees collected	153	121
Effect of changes in interest rates	(111)	51
Effect of changes in equity markets	120	98
Effect of changes in equity index volatility	2	(43)
Effect of changes in future expected policyholder behavior	7	68
Effect of changes in other future expected assumptions	2	7
Balance, end of period, before effect of changes in the instrument-specific credit risk	3,596	2,915
Effect of changes in the ending instrument-specific credit risk	(12)	278
Balance, end of period	3,584	3,193	$ 3,362
Less: Reinsured MRB, end of period	(598)	(576)
Balance, end of period, net of reinsurance	2,986	2,617
Net amount at risk	$ 13,341	$ 12,460
Weighted-average attained age of contract holders (years)	71 years	71 years